Average Annual Total Returns - FidelityConnecticutMunicipalIncomeFund-PRO - FidelityConnecticutMunicipalIncomeFund-PRO - Fidelity Connecticut Municipal Income Fund	Jan. 29, 2025
Fidelity Connecticut Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	0.77%
Past 5 years	0.85%
Past 10 years	2.02%
Fidelity Connecticut Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	0.77%
Past 5 years	0.82%
Past 10 years	1.94%
Fidelity Connecticut Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.51%
Past 5 years	1.20%
Past 10 years	2.12%
LB015
Average Annual Return:
Past 1 year	1.05%
Past 5 years	0.99%
Past 10 years	2.25%
IXYGY
Average Annual Return:
Past 1 year	0.63%
Past 5 years	1.09%
Past 10 years	2.25%